12. FINANCIAL INSTRUMENTS (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Movement	R$ 604,828	R$ 1,415,962	R$ 50,987
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, net of taxes, ending	5,567
Foreign Exchange Risk [Member] | Hedges of Net Investment in Foreign Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, net of taxes, beginning	3,941
Movement	(2,472)
Fair value, net of taxes, ending	1,469	3,941
Foreign Exchange Risk [Member] | Fair Value Of Net Investment Hedge In Foreign Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, net of taxes, beginning	3,941
Movement	(2,472)
Fair value, net of taxes, ending	R$ 1,469	R$ 3,941